Commitments (Details) (USD $)	Mar. 31, 2014	Jun. 30, 2013
Summary of future minimum payments due
June 30, 2014	$ 106,478	$ 134,264
2015	12,800	34,935
2016		1,256
Future minimum rental payments required under operating leases, Total	$ 119,278	$ 170,455